Line of Credit Arrangement (Tables) - Line of Credit [Member]	6 Months Ended
Jun. 30, 2022
Line of Credit Arrangement (Tables) [Line Items]
Schedule of monte-carlo option pricing model
	June 30,	April 26,
	2022	2022

Expected volatility (%)	65	72
Risk-free interest rate (%)	1.72	1.21

Schedule of black-scholes option pricing model
	June 30,	April 26,
	2022	2022

Dividend yield (%)	-	-
Expected volatility (%)	60.8-60.96	60.96-61.11
Risk-free interest rate (%)	3.03-3.04	2.88
Expected term (in years)	6.52-6.73	6.52-6.73

Schedule of changes in the FCA’s fair value
Balance as of January 1, 2022	$-
Issuance of a FCA	17
Changes to the fair value accounted for as financial income	121

Balance as of June 30, 2022	$138